SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($) oz $ / shares	Dec. 31, 2024 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash and cash equivalents	$ 1,790,236	$ 673,264
Research and development costs	165,758	164,374
Advertising expenses	0	0
Net change in the valuation allowance	$ 1,058,846	533,172
Sale of gold bullions | oz	129
Gross proceeds	$ 433,461
Realized gain loss on sale	233,028
Other income	200,433
Revenue
Cash excess of FDIC insurance limits	0	357,881
Federal money market fund	$ 1,408,399	607,881
Share price | $ / shares	$ 1
Funds invests, percentage	99.50%
Investment carrying value	$ 0	$ 0
Global Silk Solutions [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity investment percentage	15.00%